UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------
Check here if Amendment []; Amendment Number:
                                             ---
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey L. Gendell
      -------------------------------------------
Address:   1 Sound Shore Drive, Suite 304
      -------------------------------------------
           Greenwich Connecticut 06830-7251
      -------------------------------------------

Form 13F File Number: 028-06950
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Gendell
  --------------------------------------
Title:  Authorized Signatory
  --------------------------------------
Phone:  203-769-2000
  --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gendell,        Greenwich,CT              11/9/12
   -----------------------     --------------------       -----------
   [Signature]                     [City, State]            [Date]

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $      465,606
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-06950             Tontine Asset Management, LLC
----  --------------------  ---------------------------------------------------

2     028-06950             TTR Associates, LLC
----  --------------------  ---------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERIANA BANCORP             COM            023613102    1,696   261,786 SH       DEFINED               261,786      0    0
AMERIANA BANCORP             COM            023613102      112    17,270 SH       DEFINED    1           17,270      0    0
BANK OF AMERICA CORPORATION  COM            060505104    4,680   530,000 SH       DEFINED               530,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104    8,389   950,000 SH       DEFINED    1          950,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104    6,932   785,000 SH       DEFINED    2          785,000      0    0
BROADWIND ENERGY INC         COM            11161T108      910   400,031 SH       DEFINED               400,031      0    0
BROADWIND ENERGY INC         COM            11161T108    2,773 1,218,876 SH       DEFINED    1        1,218,876      0    0
CAMCO FINL CORP              COM            132618109      436   234,589 SH       DEFINED               234,589      0    0
CAMCO FINL CORP              COM            132618109      825   443,635 SH       DEFINED    1          443,635      0    0
CAPITAL ONE FINL CORP        COM            14040H105    4,703    82,500 SH       DEFINED    2           82,500      0    0
CITIGROUP INC                COM NEW        172967424    4,581   140,000 SH       DEFINED               140,000      0    0
CITIGROUP INC                COM NEW        172967424   11,043   337,500 SH       DEFINED    1          337,500      0    0
CITIGROUP INC                COM NEW        172967424    6,544   200,000 SH       DEFINED    2          200,000      0    0
CITIGROUP INC                COM NEW        172967424      654    20,000 SH  CALL DEFINED                20,000      0    0
CITIGROUP INC                COM NEW        172967424   21,088   644,500 SH  CALL DEFINED    1          644,500      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    3,893   425,000 SH       DEFINED               425,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    6,279   685,466 SH       DEFINED    1          685,466      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    5,427   592,500 SH       DEFINED    2          592,500      0    0
DUCOMMUN INC DEL             COM            264147109    1,840   135,315 SH       DEFINED    2          135,315      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206      639   206,187 SH       DEFINED               206,187      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206   19,524 6,298,041 SH       DEFINED    1        6,298,041      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206      296    95,363 SH       DEFINED    2           95,363      0    0
FIDELITY SOUTHERN CORP NEW   COM            316394105    4,538   479,711 SH       DEFINED               479,711      0    0
FIRST BANCSHARES INC MS      COM            318916103      115    23,008 SH       DEFINED                23,008      0    0
FIRST DEFIANCE FINL CORP     COM            32006W106    2,106   122,007 SH       DEFINED               122,007      0    0
FIRST FED NORTHN MICH BANCOR COM            32021X105      561   141,680 SH       DEFINED               141,680      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   11,399   288,000 SH       DEFINED    1          288,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    5,640   142,500 SH       DEFINED    2          142,500      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   31,268   790,000 SH  CALL DEFINED    1          790,000      0    0
HMN FINL INC                 COM            40424G108    1,103   350,206 SH       DEFINED               350,206      0    0
HEWLETT PACKARD CO           COM            428236103    3,888   227,900 SH       DEFINED               227,900      0    0
HEWLETT PACKARD CO           COM            428236103    6,551   383,980 SH       DEFINED    1          383,980      0    0
HEWLETT PACKARD CO           COM            428236103    7,326   429,400 SH       DEFINED    2          429,400      0    0
HEWLETT PACKARD CO           COM            428236103   23,116 1,355,000 SH  CALL DEFINED    1        1,355,000      0    0
HAWTHORN BANCSHARES INC      COM            420476103    2,566   290,260 SH       DEFINED               290,260      0    0
INNOSPEC INC                 COM            45768S105    2,988    88,087 SH       DEFINED                88,087      0    0
INNOSPEC INC                 COM            45768S105   19,229   566,889 SH       DEFINED    1          566,889      0    0
INNOSPEC INC                 COM            45768S105      339    10,000 SH       DEFINED    2           10,000      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301   32,200 7,076,847 SH       DEFINED             7,076,847      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301    6,723 1,477,646 SH       DEFINED    1        1,477,646      0    0
JPMORGAN CHASE & CO          COM            46625H100    3,947    97,500 SH       DEFINED                97,500      0    0
JPMORGAN CHASE & CO          COM            46625H100    2,631    65,000 SH       DEFINED    1           65,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    2,125    52,500 SH       DEFINED    2           52,500      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,214    30,000 SH  CALL DEFINED                30,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    4,453   110,000 SH  CALL DEFINED    1          110,000      0    0
MATERION CORP                COM            576690101    3,118   130,994 SH       DEFINED               130,994      0    0
MATERION CORP                COM            576690101    1,816    76,282 SH       DEFINED    2           76,282      0    0
MERITOR INC                  COM            59001K100    1,537   362,479 SH       DEFINED    1          362,479      0    0
MERITOR INC                  COM            59001K100    2,652   625,550 SH       DEFINED    2          625,550      0    0
MUTUALFIRST FINL INC         COM            62845B104    2,936   256,663 SH       DEFINED               256,663      0    0
MUTUALFIRST FINL INC         COM            62845B104      659    57,643 SH       DEFINED    2           57,643      0    0
OM GROUP INC                 COM            670872100    4,450   240,000 SH       DEFINED               240,000      0    0
OM GROUP INC                 COM            670872100    3,999   215,689 SH       DEFINED    1          215,689      0    0
OM GROUP INC                 COM            670872100    3,226   173,991 SH       DEFINED    2          173,991      0    0
OMNOVA SOLUTIONS INC         COM            682129101    3,742   494,384 SH       DEFINED    1          494,384      0    0
OMNOVA SOLUTIONS INC         COM            682129101      591    78,094 SH       DEFINED    2           78,094      0    0
PATRICK INDS INC             COM            703343103   64,939 4,197,738 SH       DEFINED             4,197,738      0    0
PATRICK INDS INC             COM            703343103    5,405   349,409 SH       DEFINED    1          349,409      0    0
PEOPLES BANCORP N C INC      COM            710577107    3,646   364,581 SH       DEFINED               364,581      0    0
PEOPLES BANCORP N C INC      COM            710577107    1,406   140,584 SH       DEFINED    1          140,584      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PREFORMED LINE PRODS CO      COM            740444104    1,504    27,692 SH       DEFINED                27,692      0    0
PREFORMED LINE PRODS CO      COM            740444104    7,514   138,345 SH       DEFINED    1          138,345      0    0
PREFORMED LINE PRODS CO      COM            740444104      561    10,326 SH       DEFINED    2           10,326      0    0
PROVIDENT FINL HLDGS INC     COM            743868101    3,322   233,767 SH       DEFINED               233,767      0    0
UNITED CONTL HLDGS INC       COM            910047109    3,608   185,000 SH       DEFINED               185,000      0    0
UNITED CONTL HLDGS INC       COM            910047109    4,666   239,280 SH       DEFINED    1          239,280      0    0
UNITED CONTL HLDGS INC       COM            910047109    4,610   236,400 SH       DEFINED    2          236,400      0    0
UNITED BANCSHARES INC OHIO   COM            909458101    1,522   168,017 SH       DEFINED               168,017      0    0
UNITED CMNTY FINL CORP OHIO  COM            909839102    1,780   510,118 SH       DEFINED               510,118      0    0
UNITED CMNTY FINL CORP OHIO  COM            909839102        1       340 SH       DEFINED    1              340      0    0
VIACOM INC NEW               CL B           92553P201    3,318    61,919 SH       DEFINED                61,919      0    0
VIACOM INC NEW               CL B           92553P201    4,255    79,393 SH       DEFINED    2           79,393      0    0
WESTMORELAND COAL CO         COM            960878106   22,689 2,284,943 SH       DEFINED             2,284,943      0    0
WILLBROS GROUP INC DEL       COM            969203108    3,234   602,217 SH       DEFINED               602,217      0    0
WILLBROS GROUP INC DEL       COM            969203108    6,392 1,190,324 SH       DEFINED    1        1,190,324      0    0
WILLBROS GROUP INC DEL       COM            969203108    1,878   349,499 SH       DEFINED    2          349,499      0    0
WINNEBAGO INDS INC           COM            974637100    1,340   106,101 SH       DEFINED    2          106,101      0    0